UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Mondrian International Value Equity Fund
Mondrian Emerging Markets Value Equity Fund
Mondrian International Government Fixed Income Fund
Mondrian U.S. Small Cap Equity Fund
Mondrian Global Listed Infrastructure Fund
Mondrian Global Equity Value Fund
(Each, a Series of Gallery Trust)
Semi-Annual Report
April 30, 2022

Investment Adviser: Mondrian Investment Partners Limited

Gallery Trust

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK - 98.6%
	Number of	Value
	Shares	(US $)
AUSTRALIA — 0.8%
Aurizon Holdings Ltd	2,004,964	$5,659,297
Total Australia		5,659,297
DENMARK — 0.7%
ISS A/S*	306,865	5,090,135
Total Denmark		5,090,135
FRANCE — 8.8%
Bouygues SA	302,378	10,407,898
Cie de Saint-Gobain SA	156,176	9,071,977
Dassault Aviation SA	76,975	12,884,942
Sanofi SA	237,799	25,150,182
Societe Generale SA	218,735	5,233,022
Total France		62,748,021
GERMANY — 6.1%
Allianz SE	78,906	17,754,447
Continental AG	164,099	11,248,420

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2022 (Unaudited)

COMMON STOCK - continued
	Number of	Value
	Shares	(US $)
GERMANY (continued)
Evonik Industries AG	547,388	$14,305,323
Total Germany		43,308,190
HONG KONG — 6.5%
CK Hutchison Holdings Ltd	3,663,000	25,610,863
Jardine Matheson Holdings Ltd	165,915	8,776,780
WH Group Ltd	17,264,639	11,933,868
Total Hong Kong		46,321,511
ITALY — 7.1%
Enel SpA	3,173,446	20,623,822
Eni SpA	706,328	9,884,657
Snam SpA	3,620,873	19,850,607
Total Italy		50,359,086
JAPAN — 27.5%
Coca-Cola Bottlers Japan Holdings Inc	480,400	5,362,119
FUJIFILM Holdings Corp	220,800	12,163,181
Fujitsu Ltd	71,800	10,233,381
Hitachi Ltd	203,500	9,469,441
Honda Motor Co Ltd	739,100	19,452,112
Kao Corp*	14,000	563,228
Kyocera Corp	305,400	16,067,160
Mitsubishi Electric Corp	1,165,400	12,243,603
Nippon Telegraph & Telephone Corp	678,600	20,097,147
Otsuka Holdings Co Ltd	245,300	8,196,472
Secom Co Ltd	90,500	6,384,966
Sekisui Chemical Co Ltd	863,800	11,656,896
Sony Corp Group	220,900	18,990,327
Takeda Pharmaceutical Co Ltd	651,100	18,894,360
Tokio Marine Holdings Inc	255,052	13,656,581
Toyota Industries Corp	199,100	11,876,518
Total Japan		195,307,492
NETHERLANDS — 1.4%
Koninklijke Philips*	382,007	9,927,241
Total Netherlands		9,927,241

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2022 (Unaudited)

COMMON STOCK - continued
	Number of	Value
	Shares	(US $)
SINGAPORE — 4.5%
Singapore Telecommunications Ltd	4,781,302	$9,487,523
United Overseas Bank Ltd	1,065,040	22,785,845
Total Singapore		32,273,368
SPAIN — 2.8%
Banco Santander SA	6,488,820	18,987,794
Red Electrica Corp SA	60,195	1,208,738
Total Spain		20,196,532
SWEDEN — 1.9%
Telia Co AB	3,263,707	13,524,227
Total Sweden		13,524,227
SWITZERLAND — 3.4%
Novartis AG	276,901	24,476,304
Total Switzerland		24,476,304
TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing Co Ltd	465,000	8,377,519
Total Taiwan		8,377,519
UNITED KINGDOM — 25.9%
Associated British Foods	443,068	8,830,294
BP PLC	3,642,511	17,459,377
GlaxoSmithKline PLC	1,018,598	23,008,322
Imperial Brands PLC	970,982	20,115,841
Kingfisher PLC	3,419,574	10,808,427
Lloyds Banking Group PLC	37,020,636	21,049,665
Shell PLC	753,528	20,321,188
SSE PLC	986,232	22,963,868
Tesco PLC	4,554,881	15,518,797
Travis Perkins PLC	396,755	6,069,428

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2022 (Unaudited)

COMMON STOCK - continued
	Number of	Value
	Shares	(US $)
UNITED KINGDOM (continued)
WPP PLC	1,440,621	$17,991,680
Total United Kingdom		184,136,887

Total Common Stock
(Cost $722,814,487)		701,705,810

Total Value of Securities — 98.6%
(Cost $722,814,487)		$701,705,810

Percentages are based on Net Assets of $711,392,617.

*  Non-income producing security.

Ltd — Limited
PLC — Public Limited Company

As of April 30, 2022, all of the Fund's investments were considered Level 2, in accordance the authoritative guidance on fair value measurements and disclosure under US GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK – 92.7%
	Number of	Value
	Shares	(US $)
BRAZIL — 5.8%
Hypera SA*	54,500	$415,148
Itau Unibanco Holding SA ADR	42,355	202,880
Suzano Papel e Celulose SA	36,600	370,149
Vale ADR Class B	18,123	306,098
Total Brazil		1,294,275
CHINA — 37.3%
Alibaba Group Holding Ltd*	96,192	1,186,019
Autohome Inc ADR	14,699	427,300
Baidu Inc ADR *	4,573	567,829
China Medical System Holdings Ltd	178,000	256,197
China Merchants Bank Class A	46,200	278,892
China Merchants Bank Co Ltd Class H	32,500	196,420
CSPC Pharmaceutical Group Ltd	589,520	605,071
Gree Electric Appliances Inc Class A	83,596	392,745
Hengan International Group Co Ltd	19,000	89,883
Jiangsu Yanghe Brewery Joint-Stock Co Ltd Class A	6,112	145,825
LONGi Green Energy Tech Co Ltd Class A	32,000	326,793
Midea Group Co Ltd Class A	59,003	508,724
NetEase Inc	15,786	299,524
Ping An Insurance Group Co of China Ltd Class H	174,000	1,103,367
Tencent Holdings Ltd	14,300	672,490
Tingyi Cayman Islands Holding Corp Class H	194,000	356,389
Wuliangye Yibin Class A	13,600	331,270

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2022 (Unaudited)

COMMON STOCK - continued
	Number of	Value
	Shares	(US $)
CHINA (continued)
Xinyi Solar Holdings Ltd	184,000	$275,967
Yum China Holdings Inc	5,998	250,717
Total China		8,271,422
HONG KONG — 1.7%
WH Group Ltd	537,728	371,695
Total Hong Kong		371,695
INDIA — 8.9%
Axis Bank Inc	34,787	327,362
HCL Technologies Ltd	16,021	223,382
Housing Development Finance Corp Ltd	25,809	745,713
Infosys Ltd Sponsored ADR	5,456	108,411
Reliance Industries Ltd	15,491	559,979
Total India		1,964,847
INDONESIA — 3.0%
Bank Rakyat Indonesia Persero Tbk PT	1,969,639	659,506
Total Indonesia		659,506
MEXICO — 1.5%
Grupo Financiero Banorte SAB de CV Class O	50,448	332,505
Total Mexico		332,505
PERU — 1.7%
Credicorp Ltd	2,793	387,920
Total Peru		387,920
RUSSIA — 0.0%
LUKOIL PJSC Sponsored ADR	6,040	—
Total Russia		—
SOUTH AFRICA — 1.8%
Mondi PLC	20,886	392,612
Total South Africa		392,612

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2022 (Unaudited)

COMMON STOCK - continued
	Number of	Value
	Shares	(US $)
SOUTH KOREA — 8.9%
LG Chem Ltd	832	$337,488
Samsung Electronics Co Ltd	2,597	137,738
Samsung Fire & Marine Insurance Co Ltd	2,199	364,102
Shinhan Financial Group Co Ltd	14,035	464,796
SK Hynix Inc	7,773	676,223
Total South Korea		1,980,347
TAIWAN — 18.0%
Alchip Technologies Ltd	9,000	263,442
CTBC Financial Holding Co Ltd	395,000	387,741
Delta Electronics Inc	50,000	418,073
Hon Hai Precision Industry Co Ltd	226,000	773,267
MediaTek Inc	13,000	359,517
Taiwan Semiconductor Manufacturing Co Ltd	99,000	1,783,601
Total Taiwan		3,985,641
UNITED KINGDOM — 2.2%
Unilever PLC	10,619	492,366
Total United Kingdom		492,366
UNITED STATES — 1.9%
Materials — 1.9%
Barrick Gold Corp US	18,849	420,521
Total United States		420,521

Total Common Stock
(Cost $22,681,021)		20,553,657

PREFERRED STOCK — 6.1%
	Number of	Value
	Shares	(US $)
BRAZIL — 1.1%
Itausa SA Pref**	131,280	245,090

SOUTH KOREA — 5.0%
LG Chem Ltd Pref**	1,236	243,596

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2022 (Unaudited)

PREFERRED STOCK - continued
	Number of	Value
	Shares	(US $)
SOUTH KOREA (continued)
Samsung Electronics Co Ltd**	18,924	$878,374
		1,121,970
Total Preferred Stock
(Cost $1,434,763)		1,367,060

Total Value of Securities — 98.8%
(Cost $24,115,784)		$21,920,717

Percentages are based on Net Assets of $22,178,515.

*  Non-income producing security
**  There is currently no rate available

ADR — American Depositary Receipt Ltd — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,789,478	$16,764,179	$—	$20,553,657
Preferred Stock	245,090	1,121,970	—	1,367,060
Total Investments in Securities	$4,034,568	$17,886,149	$—	$21,920,717

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

GLOBAL BONDS — 99.3%
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 3.3%
Australia Government Bond
4750%, 04/21/27	AUD	211,000	$161,732
3250%, 04/21/25	AUD	181,000	129,828
3000%, 03/21/47	AUD	150,000	97,772
Total Australia			389,332
AUSTRIA — 4.0%
Republic of Austria Government Bond
6250%, 07/15/27	EUR	355,000	478,768
Total Austria			478,768
BELGIUM — 4.7%
Kingdom of Belgium Government Bond
1000%, 06/22/26 (A)	EUR	530,000	564,911
Total Belgium			564,911
CANADA — 5.1%
Canadian Government Bond
2000%, 09/01/23	CAD	465,000	359,548
1000%, 06/01/27	CAD	355,000	254,308
Total Canada			613,856
FINLAND — 4.7%
Finland Government Bond
0500%, 09/15/27 (A)	EUR	539,000	556,037
Total Finland			556,037

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (US $)
FRANCE — 3.9%
French Republic Government Bond OAT
1500%, 05/25/31	EUR	440,000	$471,908
Total France			471,908

GERMANY — 8.3%
Bundesrepublik Deutschland Bundesanleihe
2500%, 07/04/44	EUR	225,000	307,228
Deutsche Bahn Finance GMBH
1375%, 03/03/34	EUR	125,000	121,664
Kreditanstalt fuer Wiederaufbau
2050%, 02/16/26	JPY	67,000,000	557,385
Total Germany			986,277

ITALY — 11.0%
Italy Buoni Poliennali Del Tesoro
2950%, 09/01/38 (A)	EUR	550,000	579,702
2000%, 02/01/28	EUR	550,000	579,126
1450%, 05/15/25	EUR	148,000	156,117
Total Italy			1,314,945

JAPAN — 14.8%
Japan Government Thirty Year Bond
2400%, 12/20/34	JPY	42,500,000	408,629
0300%, 06/20/46	JPY	96,800,000	656,241
Japan Government Twenty Year Bond
0200%, 06/20/36	JPY	78,600,000	583,744
Sumitomo Mitsui Trust Bank
0010%, 10/15/27	EUR	129,000	124,039
Total Japan			1,772,653

MALAYSIA — 2.1%
Malaysia Government Bond
4254%, 05/31/35	MYR	900,000	192,955
4181%, 07/15/24	MYR	240,000	55,936
Total Malaysia			248,891

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (US $)
MEXICO — 5.2%
Mexican Bonos
8000%, 11/07/47	MXN	14,290,000	$616,389
Total Mexico			616,389

NETHERLANDS — 4.5%
Netherlands Government Bond
2750%, 01/15/47 (A)	EUR	250,000	348,683
0500%, 01/15/40 (A)	EUR	205,000	188,228
Total Netherlands			536,911

NORWAY — 5.1%
Equinor
1625%, 02/17/35	EUR	126,000	121,567
Kommunalbanken
0050%, 10/24/29	EUR	131,000	122,942
Norway Government Bond
2125%, 05/18/32 (A)	NOK	1,800,000	181,260
1250%, 09/17/31 (A)	NOK	1,910,000	178,306
Total Norway			604,075

PERU — 2.4%
Peru Government Bond
6950%, 08/12/31	PEN	580,000	141,704
6350%, 08/12/28	PEN	590,000	143,546
Total Peru			285,250
SINGAPORE — 3.1%
Singapore Government Bond
2875%, 09/01/30	SGD	107,000	79,344
2250%, 08/01/36	SGD	200,000	136,797
0500%, 11/01/25	SGD	226,000	154,104
Total Singapore			370,245

SUPRANATIONAL — 13.5%
Asian Development Bank
2350%, 06/21/27	JPY	60,000,000	516,978

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (US $)
SUPRANATIONAL (continued)
European Financial Stability Facility
0950%, 02/14/28	EUR	526,000	$544,993
European Investment Bank
2150%, 01/18/27	JPY	65,500,000	553,333
Total Supranational			1,615,304
SWEDEN — 1.0%
Svenska Handelsbanken
0050%, 09/06/28	EUR	133,000	124,224
Total Sweden			124,224
UNITED KINGDOM — 2.6%
United Kingdom Gilt
4250%, 09/07/39	GBP	88,000	145,243
1500%, 07/22/47	GBP	153,000	170,485
Total United Kingdom			315,728

Total Global Bonds
(Cost $13,455,122)
			11,865,704
Total Value of Securities — 99.3%
(Cost $13,455,122)			$11,865,704

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2022 (Unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2022 is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	7/29/2022	USD	2,588	NOK	24,000	$(28)
Brown Brothers Harriman	7/29/2022	JPY	6,666,000	USD	51,123	(455)
Brown Brothers Harriman	7/29/2022	USD	607,500	EUR	570,000	(3,258)
Brown Brothers Harriman	7/29/2022	USD	649,414	GBP	516,000	(276)
Brown Brothers Harriman	7/29/2022	USD	360,028	PLN	1,613,000	(545)
Brown Brothers Harriman	7/29/2022	MXN	13,025,000	USD	626,762	(302
Brown Brothers Harriman	7/29/2022	CAD	786,000	USD	611,913	301
Brown Brothers Harriman	7/29/2022	SGD	509,000	USD	369,226	1,095
Brown Brothers Harriman	7/29/2022	AUD	184,000	USD	131,672	1,462
Brown Brothers Harriman	7/29/2022	NOK	3,384,500	USD	366,572	5,527
Brown Brothers Harriman	07/29/22	USD	524,062	JPY	66,714,000	(7,858)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						$(4,337)

Percentages are based on Net Assets of $11,953,749.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors" The total value of securities as of April 30, 2022 was $2,597,127 and represents 21.7% of Net Assets.

AUD —Australian Dollar
CAD —Canadian Dollar
EUR —Euro
GBP —Pound Sterling
JPY —Japanese Yen
MXN —Mexican Peso
MYR —Malaysian Ringgit
NOK —Norwegian Krone
OAT —Obligations Assimilables du Trésor
PEN —Peruvian Sol
PLN —Polish Zloty
SGD —Singapore Dollar
USD —United States Dollar

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2022 (Unaudited)

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$161,732	$11,703,972	$—	$11,865,704
Total Investments in Securities	$161,732	$11,703,972	$—	$11,865,704

	Level 1	Level 2	Level 3	Total
Other Financial Instruments Instruments
Forwards Contracts*
Unrealized Appreciation	—	8,385	—	8,385
Unrealized Depreciation	—	(12,722)	—	(12,722)
Total Other Financial Instruments Instruments	$—	$(4,337)	$—	$(4,337)

*Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument

For more information on valuation inputs, see Note 2 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian U.S. Small Cap Equity Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 103.3%
	Number of	Value
	Shares	(US $)
UNITED STATES — 103.3%
Consumer Discretionary — 2.5%
MDC Holdings Inc	1,066	$39,346

Energy — 2.9%
FLEX LNG	1,639	46,056

Financials — 11.3%
Houlihan Lokey Inc Class A	311	25,903
Main Street Capital	656	26,398
Moelis & Company Class A	582	25,759
Prog Holdings Inc *	1,123	29,726
The Bancorp Inc *	1,122	25,458
Umpqua Holdings	1,269	20,989
Wintrust Financial	262	22,878
		177,111
Health Care — 3.5%
AMN Healthcare Services Inc *	265	25,904
Supernus Pharmaceuticals Inc *	1,085	30,271
		56,175
Industrials — 37.5%
AAR Corp *	895	42,047
Astronics Corp *	2,643	25,611
Barnes Group Inc	801	26,898

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian U.S. Small Cap Equity Fund
April 30, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(US $)
UNITED STATES (continued)
Industrials (continued)
Curtiss-Wright	305	$43,587
Douglas Dynamics Inc	1,227	37,988
EnerSys	621	40,651
GrafTech International Ltd	4,666	42,367
Great Lakes Dredge & Dock *	2,266	31,293
Kforce Inc	379	26,549
Luxfer Holdings PLC	1,649	26,615
McGrath RentCorp	445	37,140
MSC Industrial Direct Co Inc Class A	482	39,939
Parsons Corp *	1,100	40,623
Timken Company	518	29,857
TPI Composites Inc *	3,375	38,610
Wabash National	1,745	24,971
Willdan Group Inc *	1,296	34,836
		589,582
Information Technology — 27.0%
Advanced Energy Industries Inc	477	36,500
Amkor Technology Inc	1,939	36,473
Avnet Inc	1,164	50,820
Cohu Inc *	1,250	33,200
Comtech Telecommunications Corp	1,286	17,490
FormFactor Inc *	864	32,927
Knowles *	1,648	30,521
Maximus Inc	595	43,364
MaxLinear Inc Class A *	273	13,068
Science Applications International	435	36,205
TTM Technologies Inc *	3,411	47,583
Vishay Intertechnology Inc	2,420	45,085
		423,236
Materials — 13.0%
Avient Corp	667	32,843
Glatfelter Corp	2,928	32,208
Graphic Packaging Holding Co	2,585	56,353
Greif Inc Class A	666	40,413
Innospec Inc	431	41,079
		202,896
Real Estate — 5.6%
Easterly Government Properties Inc Class A REIT	395	7,525
Global Medical Inc REIT	2,186	32,265

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian U.S. Small Cap Equity Fund
April 30, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (US $)
UNITED STATES (continued)
Real Estate (continued)
Physicians Realty Trust REIT	2,774	$47,546
Total United States		87,336
		1,621,738
Total Common Stock
(Cost $1,583,163)		1,621,738

Total Value of Securities — 103.3%
(Cost $1,583,163)		$1,621,738

Percentages are based on Net Assets of $1,570,031.

* Non-income producing security

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of April 30, 2022, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under US GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%
	Number of	Value
	Shares	(US $)
AUSTRALIA — 4.0%
Aurizon Holdings Ltd	24,556	$69,313
Total Australia		69,313
CANADA — 4.2%
Enbridge Inc	1,672	72,963
Total Canada		72,963
CHILE — 3.0%
Enel Americas SA	483,776	50,660
Total Chile		50,660
CHINA — 7.1%
Guangdong Investment Ltd*	48,000	61,507
Jiangsu Expressway Co Ltd Class H	62,000	61,140
Total China		122,647
FRANCE — 10.6%
Eiffage SA*	670	66,221
Rubis SCA	2,199	58,602
Veolia Environnement SA	1,951	57,264
Total France		182,087

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund
April 30, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(US $)
INDIA — 4.0%
Power Grid Corp of India Ltd	23,287	$69,115
Total India		69,115
ITALY — 12.2%
Atlantia SpA*	3,297	78,171
Enel SpA	11,024	71,644
Snam SpA	10,770	59,044
Total Italy		208,859
MALAYSIA — 3.7%
Westports Holdings	70,600	63,816
Total Malaysia		63,816
MEXICO — 6.4%
Aeroportuario Centro Norte SAB de CV B Class B	7,113	49,573
Promotora y Operadora de Infraestructura	8,276	60,627
Total Mexico		110,200
PORTUGAL — 4.0%
EDP - Energias de Portugal SA	14,678	68,217
Total Portugal		68,217
SPAIN — 8.2%
Iberdrola SA*	6,708	77,002
Red Electrica Corp SA	3,147	63,193
Total Spain		140,195
UNITED KINGDOM — 4.2%
SSE PLC	3,120	72,648
Total United Kingdom		72,648
UNITED STATES — 26.5%
Health Care — 3.3%
HCA Healthcare Inc	267	57,285

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund
April 30, 2022 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (US $)
UNITED STATES (continued)
Real Estate — 3.2%
American Tower REIT	228	$54,953

Utilities — 20.0%
Edison International	1,088	74,843
Evergy Inc	966	65,543
Eversource Energy	829	72,455
Portland General Electric Co	1,101	52,110
PPL Corporation	2,764	78,249
		343,200
Total United States		455,438

Total Common Stock
(Cost $1,592,214)		1,686,158
Total Value of Securities — 98.1%
(Cost $1,592,214)		$1,686,158

Percentages are based on Net Assets of $1,719,683.

* Non-income producing security.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$689,261	$996,897	$—	$1,686,158
Total Investments in Securities	$689,261	$996,897	$—	$1,686,158

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.9%
	Number of	Value
	Shares	(US $)
BRAZIL — 0.7%
Hypera SA*	108,500	$826,487
Total Brazil		826,487
CHINA — 4.8%
Alibaba Group Holding Ltd*	135,900	1,675,606
Autohome Inc ADR	34,838	1,012,741
Midea Group Co Ltd Class A	169,155	1,458,455
Ping An Insurance Group Co of China Ltd Class H	226,000	1,433,109
Total China		5,579,911
FRANCE — 7.1%
Sanofi SA	25,523	2,699,373
Thales SA	25,317	3,231,284
Ubisoft Entertainment*	51,780	2,333,611
Total France		8,264,268
GERMANY — 1.1%
Continental AG	17,675	1,211,560

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(US $)
GERMANY (continued)
Vitesco Technologies Group*	2,241	$89,807
Total Germany		1,301,367
HONG KONG — 1.6%
WH Group Ltd	2,684,457	1,855,582
Total Hong Kong		1,855,582
INDIA — 1.9%
Housing Development Finance Corp Ltd	33,782	976,081
Reliance Industries Ltd	32,989	1,192,509
Total India		2,168,590
ITALY — 3.2%
Enel SpA	491,369	3,193,344
Snam SpA	97,849	536,435
Total Italy		3,729,779
JAPAN — 15.2%
Hitachi Ltd	50,900	2,368,524
Kyocera Corp	23,700	1,246,862
Matsukiyococokara & Co	66,300	2,180,158
Mitsubishi Electric Corp	190,500	2,001,378
SCSK	137,900	2,188,872
Sekisui Chemical Co Ltd	73,800	995,924
Sony Corp Group	25,800	2,217,974
Sundrug Co Ltd	120,000	2,772,888
Toyota Industries Corp	28,000	1,670,229
Total Japan		17,642,809
NETHERLANDS — 1.3%
Koninklijke Philips	58,864	1,529,703
Total Netherlands		1,529,703
PERU — 0.6%
Credicorp Ltd	5,146	714,728
Total Peru		714,728

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(US $)
SOUTH KOREA — 0.7%
LG Chem Ltd	1,877	$761,376
Total South Korea		761,376
TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing Co Ltd	101,000	1,819,633
Total Taiwan		1,819,633
UNITED KINGDOM — 10.1%
Associated British Foods	86,870	1,731,309
GlaxoSmithKline PLC	146,598	3,311,388
Imperial Brands PLC	58,674	1,215,550
Lloyds Banking Group PLC	4,920,646	2,797,844
Unilever PLC	57,523	2,667,142
Total United Kingdom		11,723,233
UNITED STATES — 48.0%
Communication Services — 3.4%
Alphabet Inc Class A*	598	1,364,750
Meta Platforms Inc Class A*	12,785	2,563,009
		3,927,759
Consumer Discretionary — 2.2%
Dollar Tree Inc *	16,005	2,600,012

Consumer Staples — 5.8%
Colgate-Palmolive	44,306	3,413,777
Walmart Inc	21,864	3,344,973
		6,758,750
Energy — 1.6%
Exxon Mobil Corp	21,684	1,848,561

Financials — 9.5%
Pinnacle Financial Partners	23,720	1,839,486
Progressive	34,181	3,669,672
S&P Global Inc	5,657	2,129,861
Wells Fargo & Co	78,351	3,418,455

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(US $)
UNITED STATES (continued)
Health Care — 11.0%
AbbVie Inc	20,933	$3,074,639
Centene Corp*	46,463	3,742,595
HCA Healthcare Inc	11,410	2,448,016
Johnson & Johnson	19,842	3,580,687
		12,845,937
Industrials — 2.0%
Stericycle Inc*	47,502	2,384,125

Information Technology — 10.6%
Dell Technologies Inc Class C	68,164	3,204,390
Maximus Inc	26,901	1,960,545
Microsoft Corp	14,003	3,886,113
Sabre *	115,282	1,207,003
Visa Inc Class A	9,458	2,015,783
		12,273,834
Real Estate — 1.9%
American Tower REIT	9,414	2,268,962
Total United States		55,965,414

Total Common Stock
(Cost $122,883,710)
		113,882,880
PREFERRED STOCK

SOUTH KOREA — 0.9%
Samsung Electronics Co Ltd**	23,457	1,088,778

Total Preferred Stock
(Cost $1,352,880)		1,088,778

Total Value of Securities — 98.8%
(Cost $124,236,590)		$114,971,658

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2022 (Unaudited)

Percentages are based on Net Assets of $116,423,222

* Non-income producing security
** There is currently no rate available

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,519,370	$55,363,510	$—	$113,882,880
Preferred Stock	—	1,088,778	—	1,088,778
Total Investments in Securities	$58,519,370	$56,452,288	$—	$114,971,658

For more information on valuation inputs, see Note 2 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Mondrian International Value Equity Fund	Mondrian Emerging Markets Value Equity Fund	Mondrian International Government Fixed Income Fund
Assets:
Investments (Cost $722,814,487, $24,115,784 and $13,455,122)	$701,705,810	$21,920,717	$11,865,704
Foreign currency (Cost $–, $5,247 and $–)	—	5,038	—
Cash	2,309,374	331,097	2,802
Dividends and interest receivable	3,764,277	34,960	99,380
Reclaims receivable	3,318,849	878	—
Receivable for investment securities sold	804,387	—	—
Receivable for capital shares sold	788,632	1,548	69
Unrealized appreciation on spot foreign currency contracts	118	—	—
Receivable from Investment Adviser	—	—	3,541
Unrealized appreciation on forward foreign currency contracts	—	—	8,385
Prepaid expenses	38,588	8,760	8,458
Total assets	712,730,035	22,302,998	11,988,339

Liabilities:
Payable for investment securities purchased	705,474	—	—
Payable due to Investment Adviser	337,026	6,543	—
Payable for capital shares redeemed	88,434	—	—
Payable due to Administrator	58,308	1,839	1,005
Audit fees payable	40,880	12,100	13,191
Payable due to Custodian	9,053	—	89
Chief Compliance Officer fees payable	7,633	253	123
Unrealized depreciation on spot foreign currency contracts	207	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	12,722
Accrued foreign capital gains tax	—	55,383	—
Other accrued expenses	90,403	48,365	7,460
Total liabilities	1,337,418	124,483	34,590
Net assets	$711,392,617	$22,178,515	$11,953,749

Net assets consist of:
Paid-in capital	$738,515,753	$130,517,175	$14,797,129
Total distributable loss	(27,123,136)	(108,338,660)	(2,843,380)
Net assets	$711,392,617	$22,178,515	$11,953,749

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	52,122,265	3,134,077	1,513,602
Net Asset Value, Offering and Redemption Price Per Share	$13.65	$7.08	$7.90

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Mondrian U.S. Small Cap Equity Fund	Mondrian Global Listed Infrastructure Fund	Mondrian Global Equity Value Fund
Assets:
Investments (Cost $1,583,163, $1,592,214 and $124,236,590)	$1,621,738	$1,686,158	$114,971,658
Foreign currency (Cost $–, $5,445 and $18)	—	5,287	18
Cash	16,935	25,553	775,933
Receivable from Investment Adviser	5,795	6,228	—
Dividends receivable	753	—	296,780
Receivable for capital shares sold	—	—	476,000
Reclaims receivable	—	2,325	17,556
Prepaid expenses	12,460	12,452	7,982
Total assets	1,657,681	1,738,003	116,545,927

Liabilities:
Payable for capital shares redeemed	73,224	—	—
Audit fees payable	12,300	13,340	12,100
Payable due to Administrator	136	142	9,488
Chief Compliance Officer fees payable	18	18	1,305
Payable due to Investment Adviser	—	—	48,556
Payable due to Trustees	—	—	122
Accrued foreign capital gains tax	—	3,246	26,911
Other accrued expenses	1,972	1,574	24,223
Total liabilities	87,650	18,320	122,705
Net assets	$1,570,031	$1,719,683	$116,423,222

Net assets consist of:
Paid-in capital	$1,455,944	$1,564,197	$125,293,968
Total distributable earnings/(loss)	114,087	155,486	(8,870,746)
Net assets	$1,570,031	$1,719,683	$116,423,222

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	141,289	152,218	9,954,805
Net Asset Value, Offering and Redemption Price Per Share	$11.11	$11.30	$11.70

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian International Value Equity Fund
Investment income
Dividends	$10,103,668
Less: foreign taxes withheld	(851,617)
Total investment income	9,252,051

Expenses
Investment advisory fees	2,321,219
Accounting and administration fees	347,390
Legal fees	70,719
Other	63,538
Registration fees	40,217
Custodian fees	32,409
Printing fees	29,898
Dividend disbursing and transfer agent fees and expenses	23,345
Audit fees	21,680
Trustees’ fees and expenses	21,191
Chief Compliance Officer fees	11,768
Total expenses	2,983,374

Less:
Investment advisory fees waived	(340,755)
Net expenses	2,642,619

Net investment income	6,609,432

Net realized gain/(loss) on:
Investments	9,599,823
Foreign currency transactions	(162,132)
Net realized gain	9,437,691
Net change in unrealized appreciation/(depreciation) on:
Investments	(69,326,847)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(417,533)
Net change in unrealized appreciation/(depreciation)	(69,744,380)
Net realized and unrealized loss	(60,306,689)
Net decrease in net assets resulting from operations	$(53,697,257)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$296,637
Less: foreign taxes withheld	(34,149)
Total investment income	262,488

Expenses
Investment advisory fees	91,288
Dividend disbursing and transfer agent fees and expenses	15,560
Audit fees	12,100
Accounting and administration fees	11,842
Custodian fees	10,384
Registration fees	9,197
Other	4,685
Legal fees	2,443
Printing fees	1,056
Trustees’ fees and expenses	735
Chief Compliance Officer fees	408
Total expenses	159,698

Less:
Investment advisory fees waived	(47,735)
Net expenses	111,963

Net investment income	150,525

Net realized gain/(loss) on:
Investments	(108,145)
Foreign currency transactions	(1,721)
Net realized loss	(109,866)
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,904,925)
Accrued foreign capital gains tax on appreciated securities	44,930
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(737)
Net change in unrealized appreciation/(depreciation)	(3,860,732)
Net realized and unrealized loss	(3,970,598)
Net decrease in net assets resulting from operations	$(3,820,073)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian International Government Fixed Income Fund
Investment income
Interest	$105,810
Less: foreign taxes withheld	(2,356)
Total investment income	103,454

Expenses
Investment advisory fees	35,743
Dividend disbursing and transfer agent fees and expenses	15,453
Audit fees	13,191
Registration fees	9,348
Accounting and administration fees	6,956
Other	3,557
Custodian fees	2,362
Legal fees	1,487
Printing fees	704
Trustees’ fees and expenses	453
Chief Compliance Officer fees	263
Total expenses	89,517

Less:
Investment advisory fees waived	(35,743)
Reimbursement from Investment Adviser	(10,883)
Net expenses	42,891

Net investment income	60,563

Net realized gain/(loss) on:
Investments	(208,146)
Foreign currency transactions	11,120
Foreign currency exchange contracts	(163,841)
Net realized loss	(360,867)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,968,008)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(3,724)
Foreign currency exchange contracts	544
Net change in unrealized appreciation/(depreciation)	(1,971,188)
Net realized and unrealized loss	(2,332,055)
Net decrease in net assets resulting from operations	$(2,271,492)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian U.S. Small Cap Equity Fund
Investment income
Dividends	$14,178
Total investment income	14,178

Expenses
Dividend disbursing and transfer agent fees and expenses	15,055
Audit fees	12,100
Investment advisory fees	7,090
Registration fees	5,612
Other	1,910
Accounting and administration fees	862
Custodian fees	480
Legal fees	174
Printing fees	72
Trustees’ fees and expenses	52
Chief Compliance Officer fees	29
Total expenses	43,436

Less:
Investment advisory fees waived	(7,090)
Reimbursement from Investment Adviser	(28,370)
Net expenses	7,976

Net investment income	6,202

Net realized gain on:
Investments	84,789
Net realized gain	84,789
Net change in unrealized appreciation/(depreciation) on:
Investments	(215,710)
Net change in unrealized appreciation/(depreciation)	(215,710)
Net realized and unrealized loss	(130,921)
Net decrease in net assets resulting from operations	$(124,719)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$35,367
Less: foreign taxes withheld	(2,515)
Total investment income	32,852

Expenses
Dividend disbursing and transfer agent fees and expenses	15,053
Audit fees	13,340
Investment advisory fees	7,284
Registration fees	5,617
Other	2,914
Custodian fees	1,737
Accounting and administration fees	834
Legal fees	170
Printing fees	70
Trustees’ fees and expenses	51
Chief Compliance Officer fees	28
Total expenses	47,098

Less:
Investment advisory fees waived	(7,284)
Reimbursement from Investment Adviser	(31,673)
Net expenses	8,141

Net investment income	24,711

Net realized gain on:
Investments	49,343
Foreign currency transactions	195
Net realized gain	49,538
Net change in unrealized appreciation/(depreciation) on:
Investments	(60,340)
Accrued foreign capital gains tax on appreciated securities	(1,348)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(342)
Net change in unrealized appreciation/(depreciation)	(62,030)
Net realized and unrealized loss	(12,492)
Net increase in net assets resulting from operations	$12,219

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Global Equity Value Fund
Investment income
Dividends	$1,036,937
Less: foreign taxes withheld	(58,613)
Total investment income	978,324

Expenses
Investment advisory fees	340,798
Accounting and administration fees	50,983
Dividend disbursing and transfer agent fees and expenses	15,928
Custodian fees	13,612
Audit fees	12,100
Legal fees	9,831
Other	9,789
Registration fees	4,584
Printing fees	4,400
Trustees’ fees and expenses	2,870
Chief Compliance Officer fees	1,907
Total expenses	466,802

Less:
Investment advisory fees waived	(78,816)
Net expenses	387,986

Net investment income	590,338

Net realized gain/(loss) on:
Investments	1,163,383
Foreign currency transactions	8,176
Foreign currency exchange contracts	(24,919)
Net realized gain	1,146,640
Net change in unrealized appreciation/(depreciation) on:
Investments	(11,263,407)
Accrued foreign capital gains tax on appreciated securities	(17,744)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(14,008)
Net change in unrealized appreciation/(depreciation)	(11,295,159)
Net realized and unrealized loss	(10,148,519)
Net decrease in net assets resulting from operations	$(9,558,181)

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Operations:
Net investment income	$6,609,432	$19,553,015
Net realized gain on investments and foreign currency transactions	9,437,691	19,663,267
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(69,744,380)	135,289,917
Net increase/(decrease) in net assets resulting from operations	(53,697,257)	174,506,199
Distribution of Income	(22,825,062)	(13,339,486)
Capital share transactions: (1)
Issued	114,239,510	183,891,112
Reinvestment of dividends	18,501,009	10,834,756
Redeemed	(55,227,571)	(109,187,211)
Net increase in net assets from capital share transactions	77,512,948	85,538,657
Total increase in net assets	990,629	246,705,370
Net assets:
Beginning of period	710,401,988	463,696,618
End of period	$711,392,617	$710,401,988

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Operations:
Net investment income	$150,525	$323,947
Net realized gain/(loss) on investments and foreign currency transactions	(109,866)	1,412,534
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(3,860,732)	(845,107)
Net increase/(decrease) in net assets resulting from operations	(3,820,073)	891,374
Distribution of Income	(299,357)	(480,237)
Capital share transactions: (1)
Issued	3,287,674	15,758,497
Reinvestment of dividends	298,968	479,107
Redeemed	(2,468,878)	(4,536,754)
Net increase in net assets from capital share transactions	1,117,764	11,700,850
Total increase/(decrease) in net assets	(3,001,666)	12,111,987
Net assets:
Beginning of period	25,180,181	13,068,194
End of period	$22,178,515	$25,180,181

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Operations:
Net investment income	$60,563	$110,272
Net realized gain/(loss) on investments and foreign currency transactions	(360,867)	646,459
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(1,971,188)	(1,809,746)
Net decrease in net assets resulting from operations	(2,271,492)	(1,053,015)
Distribution of Income	(67,421)	(993,720)
Capital share transactions: (1)
Issued	102,632	1,775,056
Reinvestment of dividends	66,882	982,467
Redeemed	(1,906,205)	(8,953,610)
Net decrease in net assets from capital share transactions	(1,736,691)	(6,196,087)
Total decrease in net assets	(4,075,604)	(8,242,822)
Net assets:
Beginning of period	16,029,353	24,272,175
End of period	$11,953,749	$16,029,353

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Operations:
Net investment income	$6,202	$11,887
Net realized gain on investments	84,789	130,411
Net change in unrealized appreciation/(depreciation) on investments	(215,710)	331,644
Net increase/(decrease) in net assets resulting from operations	(124,719)	473,942
Distribution of Income	(64,187)	(4,682)
Capital share transactions: (1)
Issued	5,581	165,030
Reinvestment of dividends	64,187	4,682
Redeemed	(88,459)	(16)
Net increase/(decrease) in net assets from capital share transactions	(18,691)	169,696
Total increase/(decrease) in net assets	(207,597)	638,956
Net assets:
Beginning of period	1,777,628	1,138,672
End of period	$1,570,031	$1,777,628

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Operations:
Net investment income	$24,711	$38,774
Net realized gain on investments and foreign currency transactions	49,538	79,283
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(62,030)	231,612
Net increase in net assets resulting from operations	12,219	349,669
Distribution of Income	(118,654)	(43,672)
Distribution of Net Realized Gains	—	(49,270)
Total Distributions	(118,654)	(92,942)
Capital share transactions: (1)
Reinvestment of dividends	118,654	92,942
Net increase in net assets from capital share transactions	118,654	92,942
Total increase in net assets	12,219	349,669
Net assets:
Beginning of period	1,707,464	1,357,795
End of period	$1,719,683	$1,707,464

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Operations:
Net investment income	$590,338	$476,293
Net realized gain/(loss) on investments and foreign currency transactions	1,146,640	(314,033)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(11,295,159)	1,974,977
Net increase/(decrease) in net assets resulting from operations	(9,558,181)	2,137,237
Distribution of Income	(1,455,180)	(48,411)
Capital share transactions: (1)
Issued	49,500,107	90,157,272
Reinvestment of dividends	1,345,410	48,411
Redeemed	(6,930,576)	(11,376,656)
Net increase in net assets from capital share transactions	43,914,941	78,829,027
Total increase in net assets	32,901,580	80,917,853
Net assets:
Beginning of period	83,521,642	2,603,789
End of period	$116,423,222	$83,521,642

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the year or period

	Six-month period ended 4/30/22 (Unaudited)	Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17
Net asset value, beginning of period	$15.19	$11.37		$14.69	$14.48	$15.97		$13.46
Income/(loss) from operations:(1)
Net investment income	0.13	0.43		0.28	0.48	0.47		0.42
Net realized and unrealized gain/(loss) on investments	(1.19)	3.71		(2.72)	0.56	(1.48)		2.40
Total from operations	(1.06)	4.14		(2.44)	1.04	(1.01)		2.82
Redemption Fees	—	—		—	—	—		—
Dividends and distributions from:
Net investment income	(0.48)	(0.32)		(0.51)	(0.39)	(0.48)		(0.31)
Net realized gains	—	—		(0.37)	(0.44)	—		—
Total dividends and distributions	(0.48)	(0.32)		(0.88)	(0.83)	(0.48)		(0.31)
Net asset value, end of period	$13.65	$15.19		$11.37	$14.69	$14.48		$15.97
Total return**	(7.17)%	36.72	%(2)	(17.88)%	7.93%	(6.56)%		21.39%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$711,393	$710,402		$463,697	$607,302	$537,587		$580,798
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74%†	0.73%		0.79%	0.79%	0.79%		0.79%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.84%†	0.85%		0.94%	0.89%	0.88%		0.85%
Ratio of net investment income to average net assets	1.85%†	2.97%		2.26%	3.40%	2.96%		2.91%
Portfolio turnover rate	10%‡	19%		24%	23%	23	%(3)	28	%(3)

*	Value is less than ($0.005) per share.
**
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	If not for the one-time Fortis Group litigation payment, the Total return would have been 36.42%.
(3)	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the year or period
	Six-month period ended 4/30/22 (Unaudited)	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year ended 10/31/18(1)	Year Ended 3/31/18(2)
Net asset value, beginning of period	$8.43	$7.62	$7.40	$7.07	$8.59	$7.71
Income/(loss) from operations:(3)
Net investment income	0.05	0.14	0.12	0.16	0.15	0.19
Net realized and unrealized gain/ (loss) on investments	(1.30)	0.95	0.30	0.58	(1.45)	0.92
Total from operations	(1.25)	1.09	0.42	0.74	(1.30)	1.11
Dividends and distributions from:
Net investment income	(0.10)	(0.28)	(0.20)	(0.41)	(0.22)	(0.23)
Total dividends and distributions	(0.10)	(0.28)	(0.20)	(0.41)	(0.22)	(0.23)
Net asset value, end of period	$7.08	$8.43	$7.62	$7.40	$7.07	$8.59
Total return*	(15.00)%	14.27%	5.67%	11.12%	(15.26)%	14.55%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$22,179	$25,180	$13,068	$47,496	$89,378	$314,259
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92%†	0.92%	0.92%	0.92%	1.18%†	1.19	%(4)
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.31%†	1.39%	1.41%	1.13%	1.26%†	1.21	%(4)
Ratio of net investment income to average net assets	1.24%†	1.57%	1.67%	2.16%	3.25%†	2.30	%(4)
Portfolio turnover rate	17%‡	49%	48%	37%	62%‡	39%

*
Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund. Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31. See Note 1 in Notes to Financial Statements.

(2)
Effective July 25, 2017, the Investor Share class, the Select Share class, and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.

(3)	Per share calculations were performed using average shares for the period.
(4)
The ratio of net operating expenses and gross operating expenses would have been 1.20% and 1.22%, respectively, and the ratio of net investment income would have been 2.29%, if the custody out-of-pocket fee reimbursement had not been included.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the year or period
	Six-month period ended 4/30/22 (Unaudited)	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Period ended 10/31/18(1)	Year Ended 3/31/18
Net asset value, beginning of period	$9.40	$10.29	$10.11	$9.55	$10.44 $	$9.32
Income/(loss) from operations:(2)
Net investment income	0.04	0.05	0.09	0.12	0.06	0.08
Net realized and unrealized gain/ (loss) on investments	(1.50)	(0.52)	0.53	0.88	(0.86)	1.04
Total from operations	(1.46)	(0.47)	0.62	1.00	(0.80)	1.12
Dividends and distributions from:
Net investment income	(0.04)	(0.42)	(0.38)	(0.37)	—	—	*
Net realized gains	—	—	(0.06)	(0.07)	(0.09)	—
Total dividends and distributions	(0.04)	(0.42)	(0.44)	(0.44)	(0.09)	—	*
Net asset value, end of period	$7.90	$9.40	$10.29	$10.11	$9.55$	$10.44
Total return†	(15.58)%	(4.88)%	6.46%	10.79%	(7.69)%	12.03%
Ratios and supplemental data
Net assets, end of period ($Thousands)	$11,954	$16,029	$24,272	$28,117	$37,126	$84,330
Ratio of expenses to average net assets (including waivers and reimbursements)	0.60%‡	0.60%‡	0.60%‡	0.60%‡	0.74%‡	0.74	%(3)
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.25%‡	0.98%	1.05%	1.02%	0.86%‡	0.81	%(3)
Ratio of net investment income to average net assets	0.85%‡	0.46%	0.88%	1.19%	0.96%‡	0.84	%(3)
Portfolio turnover rate	13%§	26%	15%	42%	32%§	52%

*	Value is less than ($0.005) per share.
†
Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
(1)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund. Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31. See Note 1 in Notes to Financial Statements.

(2)	Per share calculations were performed using average shares for the period.
(3)
The ratio of net operating expenses and gross operating expenses would have been 0.75% and 0.82%, respectively, and the ratio of net investment income would have been 0.83%, if the custody out-of- pocket fee reimbursement had not been included.

§	Portfolio turnover is for the period indicated and has not been annualized. Amounts designated as “—” are $0 or have been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the year or period

	Six-month period ended 4/30/22 (Unaudited)	Year Ended 10/31/21	Year Ended 10/31/20	Period Ended October 31, 2019*
Net asset value, beginning of period	$12.39	$8.78	$11.88	$10.00
Income/(loss) from operations:(1)
Net investment income	0.04	0.09	0.11	0.15
Net realized and unrealized gain/(loss) on investments	(0.87)	3.56	(2.75)	1.73
Total from operations	(0.83)	3.65	(2.64)	1.88
Dividends and distributions from:
Net investment income	(0.04)	(0.04)	(0.13)	—
Net realized gains	(0.41)	—	(0.32)	—
Return of capital	—	—	(0.01)	—
Total dividends and distributions	(0.45)	(0.04)	(0.46)	—
Net asset value, end of period	$11.11	$12.39	$8.78	$11.88
Total return†	(7.06)%	41.58%	(23.32)%	18.80%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,570	$1,778	$1,139	$1,485
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.90%‡	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	4.90%‡	4.87%	7.49%	7.74	%‡
Ratio of net investment income to average net assets	0.70%‡	0.75%	1.09%	1.61	%‡
Portfolio turnover rate	19%§	38%	59%	32	%§

*	Commenced operations December 17, 2018.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the year or period

	Six-month period ended 4/30/22 (Unaudited)	Year Ended 10/31/21	Year Ended 10/31/20	Period Ended October 31, 2019*
Net asset value, beginning of period	$12.03	$10.17	$12.14	$10.00
Income/(loss) from operations:(1)
Net investment income	0.17	0.28	0.41	0.30
Net realized and unrealized gain/(loss) on investments	(0.08)	2.27	(1.58)	1.85
Total from operations	0.09	2.55	(1.17)	2.15
Dividends and distributions from:
Net investment income	(0.27)	(0.32)	(0.41)	(0.01)
Net realized gains	(0.55)	(0.37)	(0.39)	—
Total dividends and distributions	(0.82)	(0.69)	(0.80)	(0.01)
Net asset value, end of period	$11.30	$12.03	$10.17	$12.14
Total return†	0.74%	25.70%	(10.56)%	21.49%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,720	$1,707	$1,358	$1,519
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95%‡	0.95%	0.95%	0.95	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	5.50%‡	5.08%	7.42%	8.67	%‡
Ratio of net investment income to average net assets	2.88%‡	2.36%	3.76%	3.15	%‡
Portfolio turnover rate	11%§	39%	44%	31	%§

*	Commenced operations December 17, 2018.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the year or period
	Six-month period ended 4/30/22 (Unaudited)	Year Ended 10/31/21	Period Ended October 31, 2020*
Net asset value, beginning of period	$12.88	$10.22	10.00
Income/(loss) from operations:(1)
Net investment income	0.07	0.16	0.05
Net realized and unrealized gain/(loss) on investments	(1.06)	2.68	0.17
Total from operations	(0.99)	2.84	0.22
Dividends and distributions from:
Net investment income	(0.08)	(0.18)	—
Net realized gains	(0.11)	—	—
Total dividends and distributions	(0.19)	(0.18)	—
Net asset value, end of period	$11.70	$12.88	$10.22
Total return†	(7.76)%	28.09%	2.20%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$116,423	$83,522	$2,604
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74%‡	0.74%	0.74	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.89%‡	1.17%	9.16	%‡
Ratio of net investment income to average net assets	1.13%‡	1.29%	1.42	%‡
Portfolio turnover rate	21%§	64%	10	%§

*	Commenced operations June 30, 2020.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with six funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”) the Mondrian International Government Fixed Income Fund (the “International Government Fixed Income Fund”), the Mondrian U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund, U.S. Small Cap Equity Fund, and Global Listed Infrastructure Fund are classified as diversified, and the Fixed Income Fund and Global Equity Value Fund are classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Fixed Income Fund is to seek long-term total return consistent with its value-oriented investment approach. The investment objective of the U.S. Small Cap Equity Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. The investment objective of the Global Listed Infrastructure Fund is to seek long- term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

The International Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the “International Predecessor Fund”), prior to the International Fund’s acquisition of the assets and assumption of the liabilities

Gallery Trust
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

of the International Predecessor Fund (the “Reorganization”) on March 14, 2016 in a tax-free transaction. The International Fund had no operations prior to the Reorganization. The International Predecessor Fund was managed by Delaware Management Company, a series of Delaware Management Business Trust (the “Delaware Predecessor Adviser”), and sub-advised by Mondrian Investment Partners Limited. The International Predecessor Fund had substantially similar investment objectives and strategies as those of the International Fund. The financial statements and financial highlights reflect the financial information of the International Predecessor Fund for periods prior to March 14, 2016.

The Emerging Markets Fund and Fixed Income Fund operated as Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) and Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) and, together, were a series of Laudus Trust. Each Predecessor Fund was managed by Charles Schwab Investment Management, Inc. (the “Predecessor Adviser”), and sub-advised by Mondrian. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on September 24, 2018 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to September 24, 2018.

Effective October 31, 2018, the Emerging Markets Fund and International Government Fixed Income Fund changed their fiscal year end from March 31 to October 31.

The U.S. Small Cap Equity Fund and Global Listed Infrastructure Fund commenced operations on December 17, 2018.

The Global Equity Value Fund commenced operations on June 30, 2020.

2.  Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires

Gallery Trust
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board. The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when

Gallery Trust
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by Markit using the predetermined

Gallery Trust
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.

For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the

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NOTES TO FINANCIAL STATEMENTS (continued)
course of preparing the Funds’ tax returns to determine whether it is “more- likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the period ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.
Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex- dividend date.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.
Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency

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NOTES TO FINANCIAL STATEMENTS (continued)

gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2022, if applicable.
For the period ended April 30, 2022, the average balances of forward foreign currency exchange contracts for the International Government Fixed Income Fund were as follows:

Average Monthly Notional Contracts Purchased

Average Monthly Notional Contracts Sold

$ (2,096,300)

   2,025,889

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available

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NOTES TO FINANCIAL STATEMENTS (continued)
to the Funds.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.
For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non- cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the International Government Fixed Income Fund as of April 30, 2022:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)	Net Amount†
Brown Brothers Harriman	$8,385	$(12,722)	$(4,337)	$—	$(4,337)
Total	$8,385	$(12,722)	$(4,337)	$—	$(4,337)

  † Represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

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NOTES TO FINANCIAL STATEMENTS (continued)

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, U.S. Small Cap Equity Fund and Global Listed Infrastructure Fund distribute their net investment income at least annually. The Fixed Income Fund distributes its net investment income quarterly. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.
Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

3.    Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.   Administration, Custodian, Transfer Agent and Distribution Agreements

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2022, the amounts paid for these services

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NOTES TO FINANCIAL STATEMENTS (continued)

are represented in the table below:

Accounting and Administration Fees
International Value Equity Fund	$347,390
Emerging Markets Value Equity Fund	11,842
International Government Fixed Income Fund	6,956
U.S. Small Cap Equity Fund	862
Global Listed Infrastructure Fund	834
Global Equity Value Fund	50,983

Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.

5.   Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.

Advisory Fee
International Value Equity Fund	0.65%
Emerging Markets Value Equity Fund	0.75%
International Government Fixed Income Fund	0.50%
U.S. Small Cap Equity Fund	0.80%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

Prior to September 24, 2018, the Delaware Predecessor Adviser was paid a fee

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NOTES TO FINANCIAL STATEMENTS (continued)

at an annual rate of 1.00% of the Emerging Markets Predecessor Fund’s average daily net assets and 0.60% of the average daily net assets of the Fixed Income Predecessor Fund’s average daily net assets. The Predecessor Adviser paid Mondrian a sub-advisory fee for its services as sub-adviser to each Predecessor Fund out of the advisory fees that the Predecessor Adviser received from the Predecessor Fund.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2023 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2022.

Expense Limitation
International Value Equity Fund	0.74%
Emerging Markets Value Equity Fund	0.92%
International Government Fixed Income Fund	0.60%
U.S. Small Cap Equity Fund	0.90%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.

Prior to September 24, 2018, the Delaware Predecessor Adviser had contractually agreed through July 30, 2019, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.20% and 0.75% of the average daily net assets of the Emerging Markets Predecessor Fund and Fixed Income Predecessor Fund respectively.

6.    Investment transactions

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2022, are as follows:

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NOTES TO FINANCIAL STATEMENTS (continued)

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
International Value Equity Fund	$130,309,041	$71,152,367	$—	$—
Emerging Markets Value Equity Fund	5,141,594	4,147,383	—	—
International Government Fixed Income Fund	1,802,263	3,546,661	—	—
U.S. Small Cap Equity Fund	329,968	335,638	—	—
Global Listed Infrastructure Fund	190,005	206,689	—	—
Global Equity Value Fund	64,701,144	21,737,334	—	—

7.    Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in publicly traded partnerships, investments in PFICs, net operating losses offset to short-term capital gain and distribution reclassification. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021, is primarily related to return of capital distribution and distribution in excess:

	Distributable Earnings	Paid-in Capital
International Government Fixed Income Fund	$863,144	$(863,144)

These reclassifications have no impact on net assets or net asset value per share.

The character of distributions made during the year from net investment income

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NOTES TO FINANCIAL STATEMENTS (continued)

or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for forwards, foreign currency transactions, wash sale loss deferrals, investments in REIT’s and investments in PFICs. Distributions during the years ended October 31, 2021 and October 31, 2020, unless otherwise noted, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
International Value Equity Fund
2021	$13,339,486	$—	$—	$13,339,486
2020	21,157,929	15,373,629	—	36,531,558
Emerging Markets Value Equity Fund
2021	480,237	—	—	480,237
2020	1,320,379	—	—	1,320,379
International Government Fixed Income Fund
2021	993,720	—	—	993,720
2020	581,145	569,510	—	1,150,655
U.S. Small Cap Equity Fund
2021	4,682	—	—	4,682
2020	54,959	—	1,714	56,673
Global Listed Infrastructure Fund
2021	43,672	49,270	—	92,942
2020	101,676	—	—	101,676
Global Equity Value Fund
2021	48,411	—	—	48,411
2020*	—	—	—	—

* Period end October 31.

As of October 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

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NOTES TO FINANCIAL STATEMENTS (continued)

	International Value Equity Fund	Emerging Markets Value Equity Fund	International Government Fixed Income Fund
Undistributed Ordinary Income	$22,004,598	$299,062	$—
Undistributed Long-Term Capital Gain	—	—	—
Capital Loss Carryforwards	(957,022)	(105,551,483)	—
Late-Year Loss Deferral	—	—	—
Unrealized Appreciation	28,351,614	1,033,165	249,258
Other Temporary Differences	(7)	26	(753,725	)*
Total Distributable Earnings (Accumulated Losses)	$49,399,183	$(104,219,230)	$(504,467)

	U.S. Small Cap Equity Fund	Global Listed Infrastructure Fund	Global Equity Value Fund
Undistributed Ordinary Income	$48,987	$54.412	$1,211,729
Undistributed Long-Term Capital Gain	14,027	57,365	95,722
Capital Loss Carryforwards	—	—	—
Late-Year Loss Deferral	—	—	—
Unrealized Appreciation	239,980	150,145	835,164
Other Temporary Differences	(1)	(1)	—
Total Distributable Earnings	$302,993	$261,921	$2,142,615

* Other Temporary Differences include losses deferred on straddle transactions for tax purposes.

Capital losses that are carried forward will retain their character as either short- term or long-term capital losses. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
International Value Equity Fund	$—	$957,022	$957,022
Emerging Markets Value Equity Fund	24,408,384	81,143,099	105,551,483	*

* The utilization of this amount is subject to significant limitation under IRC section 382-384.

During the fiscal year ended October 31, 2021, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized
International Value Equity Fund	$18,851,331
Emerging Markets Value Equity Fund	1,572,287
U.S. Small Cap Equity Fund	76,944

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NOTES TO FINANCIAL STATEMENTS (continued)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, investments in publicly traded partnerships, forwards, foreign currency straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Value Equity Fund	$722,814,487	$48,359,808	$(69,468,485)	$(21,108,677)
Emerging Markets Value Equity Fund	24,115,784	1,929,249	(4,124,316)	(2,195,067)
International Government Fixed Income Fund	13,455,122	24,910	(1,614,328)	(1,589,418)
U.S. Small Cap Equity Fund	1,583,163	243,352	(204,777)	38,575
Global Listed Infrastructure Fund	1,592,214	208,603	(114,659)	93,944
Global Equity Value Fund	124,236,590	5,318,234	(14,583,166)	(9,264,932)

8.  Share transactions

The share transactions are shown below:

	Mondrian International Value Equity Fund
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Shares transactions:
Institutional Class shares
Issued	7,952,396	12,624,378
Reinvestment of dividends	1,267,192	795,503
Redeemed	(3,849,735)	(7,437,597)
Net increase in shares outstanding	5,369,853	5,982,284

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NOTES TO FINANCIAL STATEMENTS (continued)

	Mondrian Emerging Markets Value Equity Fund
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Shares transactions:
Institutional Class shares
Issued	410,117	1,728,950
Reinvestment of dividends	36,910	55,324
Redeemed	(301,207)	(511,777)
Net increase in shares outstanding	145,820	1,272,497

	Mondrian International Government Fixed Income Fund
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Shares transactions:
Institutional Class shares
Issued	11,049	175,808
Reinvestment of dividends	7,246	95,085
Redeemed	(210,336)	(923,881)
Net decrease in shares outstanding	(192,041)	(652,988)

	Mondrian U.S. Small Cap Equity Fund
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Shares transactions:
Institutional Class shares
Issued	484	13,367
Reinvestment of dividends	5,234	431
Redeemed	(7,290)	(1)
Net increase/(decrease) in shares outstanding	(2,202)	13,797

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NOTES TO FINANCIAL STATEMENTS (continued)
	Mondrian Global Listed Infrastructure Fund
	Six-month period ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Shares transactions:
Institutional Class shares
Issued	—	—
Reinvestment of dividends	10,291	8,368
Net increase in shares outstanding	10,291	8,368

	Mondrian Global Equity Value Fund
	Six-month period ended April 30, 2022 (Unaudited)	For the period ended October 31, 2021
Shares transactions:
Institutional Class shares
Issued	3,925,434	7,121,513
Reinvestment of dividends	105,994	4,212
Redeemed	(562,766)	(894,422)
Net increase in shares outstanding	3,468,662	6,231,303

9. Risks associated with financial instruments

As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.

Active management risk

The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

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NOTES TO FINANCIAL STATEMENTS (continued)

Equity risk

Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Convertible securities risk

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Large capitalization company risk

The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Preferred stocks risk

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Foreign company risk

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically

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April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging markets securities risk

The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign currency risk

As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Depositary receipts risk

Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to

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NOTES TO FINANCIAL STATEMENTS (continued)

compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives risk

The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

Liquidity risk

Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio turnover risk

Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital

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NOTES TO FINANCIAL STATEMENTS (continued)

gains tax liabilities.

Large purchase and redemption risk

Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Fixed income risk

Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Zero-coupon bond risk

The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Foreign sovereign debt securities risk

The Funds’ investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities

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NOTES TO FINANCIAL STATEMENTS (continued)

to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign government agencies risk

Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Supranational entities risk

Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.

Corporate fixed income securities risk

Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Investment Style Risk

The Mondrian Global Equity Value Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

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NOTES TO FINANCIAL STATEMENTS (continued)

Small- and Mid-Capitalization Company Risk

The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/ or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Private Placements Risk

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Risks of Investing in Other Investment Companies

To the extent a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the

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NOTES TO FINANCIAL STATEMENTS (continued)

other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

REITs Risk

REITs are pooled investment vehicles that own, and usually operate, income- producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

MLPs Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the

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NOTES TO FINANCIAL STATEMENTS (continued)

layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Geographic Focus Risk

To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Stock Connect Investing Risk

Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

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NOTES TO FINANCIAL STATEMENTS (continued)

U.S. Government Securities Risk

A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

High Yield Bond Risk

High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment- grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Non-diversification risk

The Fixed Income Fund and Global Equity Value Fund are classified as “non- diversified,” which means they may invest a larger percentage of their assets in a smaller number of issuers than diversified funds. To the extent the Funds invest their assets in a smaller number of issuers, the Funds will be more susceptible to negative events affecting those issuers than diversified funds.

Market Risk

The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which

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NOTES TO FINANCIAL STATEMENTS (continued)

a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

10.     Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.      Borrowing from banks

The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the period ended April 30, 2022, none of the Funds incurred any interest expense.

12.     Other

At April 30, 2022, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Value Equity Fund	3	60%
Emerging Markets Value Equity Fund	2	88%
International Government Fixed Income Fund	2	82%
U.S. Small Cap Equity Fund	1	95%
Global Listed Infrastructure Fund	1	100%
Global Equity Value Fund	2	72%

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NOTES TO FINANCIAL STATEMENTS (continued)

13.      Subsequent events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, see the below disclosure to the financial statements as of April 30, 2022.

On June 23, 2022, the Trust’s Board of Trustees (the “Board”) approved the closing of the U.S. Small Cap Equity Fund (the “Fund”) to new investors and new purchases and liquidation of the Fund, on or about July 8, 2022.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2021 to April 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Mondrian International Value Equity Fund
Actual Fund Return	$1,000.00	$928.30	0.74%	$3.54
Hypothetical 5% Return	$1,000.00	$1,021.13	0.74%	$3.71
Mondrian Emerging Markets Value Equity Fund
Actual Fund Return	$1,000.00	$850.00	0.92%	$4.22
Hypothetical 5% Return	$1,000.00	$1,021.23	0.92%	$4.61
Mondrian International Government Fixed Income Fund
Actual Fund Return	$1,000.00	$844.20	0.60%	$2.74
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
Mondrian U.S. Small Cap Equity Fund
Actual Fund Return	$1,000.00	$929.40	0.90%	$4.31
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Mondrian Global Listed Infrastructure Fund
Actual Fund Return	$1,000.00	$1,007.40	0.95%	$4.73
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Mondrian Global Equity Value Fund
Actual Fund Return	$1,000.00	$922.40	0.74%	$3.53
Hypothetical 5% Return	$1,000.00	$1,021.13	0.74%	$3.71

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 17, 2021 to decide whether to renew the Agreement for an additional one-year term (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the December Meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the December Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions

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at the December Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT

peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT

passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by- fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

FUND INFORMATION

Registered office	P.O. Box 588
Portland, ME 04112

Adviser	Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services
Three Canal Plaza
Portland, ME 04101

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, PA 19103

MON-SA-001-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller and CFO

Date: July 8, 2022